Financial liabilities at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [abstract]
Fair value of financial liability, attributable to changes in credit risk of liability	€ 17	€ (34)
Financial liabilities designated at fair value through profit or loss to pay at maturity to the holders	€ 11,376	€ 9,957